Contigencies	12 Months Ended
Mar. 31, 2019
Disclosure Of Contingencies [Abstract]
Contigencies
44)	CONTIGENCIES
(a)

MakeMyTrip Limited is a respondent in a Singapore International Arbitration Centre (SIAC) arbitration proceeding commenced by former shareholders of the Hotel Travel Group, which was acquired in November 2012. The dispute has arisen in connection with certain earn out provisions in the share purchase agreement dated September 26, 2012 between the Hotel Travel Group, its former shareholders and MakeMyTrip Limited, under which these former shareholders agreed to sell and transfer to MakeMyTrip Limited, the share capital of the Hotel Travel Group. The sum in dispute is approximately USD 35,000. As of date of these consolidated financial statements, the arbitration remains pending. MakeMyTrip Limited will continue to defend vigorously against the claims, and in addition has also brought counterclaims in these proceedings against the former shareholders in connection with breaches of the share purchase agreement. MakeMyTrip Limited believes that it has a strong case in its favor based on its counsel’s opinion and no reserve is required to be set-up as at March 31, 2019.

(b)

On February 28, 2019, a judgement of the Supreme Court of India interpreting certain statutory defined contribution obligations of employees and employers altered historical understandings of such obligations, extending them to cover additional portions of the employee’s income. However, the judgement isn’t explicit if such interpretation may have retrospective application resulting in increased contribution for past and future years for certain India based employees of the Company. The Company has been legally advised that there are numerous interpretative challenges on the retrospective application of the judgment which results in impracticability in estimation of and timing of payment and amount involved. As a result of lack of implementation guidance and interpretative challenges involved, and also in view of certain stakeholders’ request to reevaluate the pronouncement itself, the Company is unable to reliably estimate the amount involved. Accordingly, the Company shall evaluate the amount of provision, if any, on obtaining further clarity on the matter.